united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 2/28

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

(a)

Copper Place Global Dividend Growth ETF

(GDVD) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Copper Place Global Dividend Growth ETF (formerly, R3 Global Dividend Growth ETF) (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.cpgcetfs.com.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Copper Place Global Dividend Growth ETF	$47	0.88%

Fund Statistics

Net Assets	$3,869,517
Number of Portfolio Holdings	-
Advisory Fee	$101,091
Portfolio Turnover	18%

Material Fund Changes

On August 21, 2024, the Board determined that closing and liquidating the Fund was in the best interests of the Fund and its shareholders. The last day of trading of the Fund’s shares on the NYSE was August 28, 2024, which was also the last day the Fund accepted creation units from authorized participants.  The Fund liquidated on September 5, 2024.  This is a summary of certain changes to the Fund since August 21, 2024.

Copper Place Global Dividend Growth ETF

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.cpgcetfs.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-GDVD

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Copper Place Global Dividend Growth ETF

(formerly R3 Global Dividend Growth ETF)

GDVD

Semi-Annual Financial Statements
August 31, 2024

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Fair Value
OTHER ASSETS IN EXCESS OF LIABILITIES- 100.0%	$3,869,517
NET ASSETS - 100.0%	$3,869,517

See accompanying notes to financial statements.

Copper Place Global Dividend Growth ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2024

ASSETS
Cash	$3,620,293
Foreign cash (cost $171,491)	171,574
Dividends receivable	81,444
TOTAL ASSETS	3,873,311

LIABILITIES
Investment advisory fees payable	3,794
TOTAL LIABILITIES	3,794
NET ASSETS	$3,869,517

Net Assets Consist Of:
Paid in capital	$1,323,340
Accumulated earnings	2,546,177
NET ASSETS	$3,869,517

Net Asset Value Per Share:
Net Assets	$3,869,517
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	150,000
Net asset value (Net Assets ÷ Shares Outstanding)	$25.80

See accompanying notes to financial statements.

Copper Place Global Dividend Growth ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2024

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $44,804)	$459,317
TOTAL INVESTMENT INCOME	459,317

EXPENSES
Investment advisory fees	101,091
TOTAL EXPENSES	101,091
NET INVESTMENT INCOME	358,226

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on:
In-kind redemptions	2,532,046
Investments	651,398
3,183,444
Net change in unrealized appreciation (depreciation) on:
Investments	(1,171,039)
Foreign currency translations	3,583
(1,167,456)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	2,015,988
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,374,214

See accompanying notes to financial statements.

Copper Place Global Dividend Growth ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	August 31, 2024	February 29, 2024
FROM OPERATIONS	(Unaudited)
Net investment income	$358,226	$413,874
Net realized gain on in-kind redemptions, investments and foreign currency transactions	3,183,444	275,065
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,167,456)	1,231,865
Net increase in net assets resulting from operations	2,374,214	1,920,804

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(337,702)	(407,778)
Net decrease in net assets resulting from distributions to shareholders	(337,702)	(407,778)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	22,642,614
Cost of shares redeemed	(23,511,510)	(5,058,073)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(23,511,510)	17,584,541

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,474,998)	19,097,567

NET ASSETS
Beginning of Year/Period	25,344,515	6,246,948
End of Year/Period	$3,869,517	$25,344,515

SHARE ACTIVITY
Shares sold	—	1,010,000
Shares redeemed	(920,000)	(215,000)
Net increase (decrease) in shares of beneficial interest outstanding	(920,000)	795,000

See accompanying notes to financial statements.

Copper Place Global Dividend Growth ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the Six Months		For the Year	For the Period*
	Ended		Ended	Ended
	August 31, 2024		February 29, 2024	February 28, 2023
	(Unaudited)
Net asset value, beginning of year/period	$23.69		$22.72	$25.00

Activity from investment operations:
Net investment income (1)	0.39		0.52	0.35
Net realized and unrealized gain (loss) on investments and foreign currency	2.07		1.10	(2.33)
Total from investment operations	2.46		1.62	(1.98)
Less distributions from:
Net investment income	(0.35)		(0.65)	(0.30)
Total distributions	(0.35)		(0.65)	(0.30)

Net asset value, end of year/period	$25.80		$23.69	$22.72

Market Price, end of year/period	$25.85		$23.68	$22.73

Total return (2)	10.46	% (5)	7.35%	(7.87	)% (5),(6)

Market price total return	10.72	% (5)	7.26%	(7.83	)% (5)

Net assets, at end of year/period (000s)	$3,870		$25,345	$6,247

Ratio of expenses to average net assets	0.88	% (4)	0.88%	0.88	% (4)
Ratio of net investment income to average net assets	3.13	% (4)	2.32%	1.72	% (4)
Portfolio Turnover Rate (3)	18	% (5)	32%	34	% (5)

*	Commencement of operations was March 30, 2022.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year. Distributions are assumed, for the purpose of this calculation, to be reinvested on the ex-dividend date at net asset value per share on their respective payment dates.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2024

1.	ORGANIZATION

Copper Place Global Dividend Growth ETF (formerly R3 Global Dividend Growth ETF) (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek current income and long-term growth of income and capital appreciation. The Fund commenced operations on March 30, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on N SD Q, at the N SDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid assets, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – Applicable investments are valued pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which the prices or values available do not represent the fair value of the instrument; factors which may cause such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
August 31, 2024

other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Board shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. he three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of August 31, 2024, the Fund did not hold any investments. See Note 8.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax”

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
August 31, 2024

differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities or until call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years February 28, 2023 and February 29, 2024 or expected to be taken in the Fund’s February 28, 2025 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
August 31, 2024

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $3,641,407 and $11,609,036, respectively.

For the six months ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $19,260,114, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Copper Place Global Capital, LLC (formerly R Cubed Global Capital, Inc. through April 17, 2024) (the “Advisor”) serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the ” istribution Agreement”) with Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to serve as the principal underwriter and distributor for the Fund.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a unitary advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.88% of the Fund’s average daily net assets. During the six months ended August 31, 2024, the Fund paid $101,091 in advisory fees.

The Advisor’s unitary advisory fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary advisory fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, any front-end or contingent deferred loads, brokerage fees and commissions, any Rule 12b-l fees, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
August 31, 2024

indemnification of Fund service providers (other than the Advisor)). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets. The trustees were paid $7,790 during the six months ended August 31, 2024.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Advisor, on behalf of the Fund, pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of U S, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS” – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor, on behalf of the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares (25,000 shares prior to May 18, 2023). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
August 31, 2024

custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of August 31, 2024, the Fund did not hold any investments. See Note 8.

7.	DISTRIBUTIONS TO A SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year/period ended February 29, 2024, and 2023 were as follows:

	Fiscal Year Ended	Fiscal Period Ended
	February 29, 2024	February 28, 2023
Ordinary Income	$407,778	$72,295
	$407,778	$72,295

As of February 29, 2024, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$28,229	$—	$(30,162)	$(527,867)	$—	$1,039,465	$509,665

The difference between book basis and tax basis accumulated net realized losses and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and passive foreign investment companies. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(2,061).

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
August 31, 2024

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $30,162.

At February 29, 2024, the Fund had non-expiring capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$403,578	$124,289	$527,867	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended February 29th, 2024, as follows:

Paid In	Distributable
Capital	Earnings
$764,107	$(764,107)

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year/period ended February 29, 2024 and February 28, 2023, were as follows:

For fiscal year ended
February 29, 2024
Foreign Taxes Paid	Foreign Source Income
$0.0208	$0.2855

For fiscal period ended
February 28, 2023
Foreign Taxes Paid	Foreign Source Income
$0.1276	$0.0108

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
August 31, 2024

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Board of Trustees of the Board has authorized an orderly liquidation of the Fund. On August 21, 2024, the Board determined that closing and liquidating the Fund was in the best interests of the Fund and its shareholders. The last day of trading of the Fund’s shares on the NYSE was August 28, 2024. The Fund ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders on September 5, 2024.

Copper Place Global Dividend Growth ETF
Supplemental Information (Unaudited)(Continued)
August 31, 2024

Approval of the Interim Investment Advisory Agreement and Investment Advisory Agreement with Copper Place Global Capital, LLC

In connection with the special meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on April 4, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an interim investment advisory agreement (the “Interim Advisory Agreement”) and new investment advisory agreement (the “New Advisory Agreement”) between Copper Place Global Capital, LLC (“Copper Place”) and the Trust, with respect to Copper Place Global Dividend Growth ETF (the “Fund”). In considering the approval of the Interim Advisory Agreement and New Advisory Agreement, the Board received materials specifically relating to the Interim Advisory Agreement and New Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Interim Advisory Agreement and New Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Interim Advisory Agreement and New Advisory Agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Interim Advisory Agreement and New Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted its experience and familiarity with the two individuals who would assume the role of chief executive officer/chief investment officer and managing director of Copper Place as the current portfolio managers of the Fund with its existing investment adviser. The Board acknowledged the credentials and years of experience of the key personnel at Copper Place that would be servicing the Fund, including the outsourced chief compliance officer. The Board observed that there were no proposed changes to the services proposed to be provided to the Fund by Copper Place, which included portfolio management through proprietary research and analysis that incorporates qualitative and quantitative analysis to determine the exposures for the overall strategy and the appropriate securities held in the portfolio. The Board commented that the scope and quality of services to be provided to the Fund under the interim advisory agreement and new advisory agreement was the same as those provided under the current advisory agreement between R Cubed Global Capital, Inc. and the Trust, on behalf of the Fund. The Board remarked that the current portfolio managers of the Fund would continue to be the portfolio managers of the Fund. The Board observed that Copper Place’s cybersecurity program focused on the due diligence of its key service providers. The Board further noted that Copper Place had an outsourced chief compliance officer to oversee its compliance program and to provide compliance attestations. The Board discussed the compliance program and policies of Copper Place. The Board noted that, as a newly SEC registered investment adviser, Copper Place reported no material data security incidents nor any compliance incidents. The Board concluded that Copper Place had sufficient quality and depth of personnel and resources to perform its duties under the proposed interim advisory agreement and new advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Copper Place Global Dividend Growth ETF
Supplemental Information (Unaudited)(Continued)
August 31, 2024

Performance. The Board noted the Fund’s underperformance compared to its benchmark, MSCI ACQI NR USD index, peer group and Morningstar category for the one year and since inception periods. The Board recalled the discussion with the previous investment adviser regarding a challenging market with global inflation, monetary tightening and recessionary headwinds. The Board noted that Copper Place had the potential to provide satisfactory returns.

Fees and Expenses. The Board observed that the proposed unitary advisory fee of 0.88% was higher than the peer group and Morningstar category averages of 0.80% and 0.75%, respectively, but lower than the highs of each. The Board noted that the net expense ratio of 0.88% was higher than the Morningstar category average of 0.73% but lower than the peer group average of 0.93%. The Board considered Copper Place’s explanation that the higher fee was a result of the Fund’s fundamentally driven active investment strategy. The Board commented that the proposed unitary advisory fee under the interim advisory agreement and new advisory agreement is the same as the current unitary advisory fee under the current advisory agreement. After discussion, the Board concluded that the unitary advisory fee to be charged by Copper Place for the Fund was not unreasonable.

Profitability. The Board discussed that Copper Place anticipated to operate the Fund at a loss during the first year it serves as the investment adviser of the Fund and earn a reasonable profit from its relationship with the Fund during the second year it serves as the investment adviser of the Fund. The Board determined that excessive profitability would not be an issue for Copper Place with respect to the Fund at this time.

Economies of Scale. The Board considered whether Copper Place would realize economies of scale with respect to the Fund. The Board noted that the proposed fee schedule did not currently provide breakpoints, but recognized the current small assets under management level of the Fund would likely mean that consideration of breakpoints were not practical at this time. The Board concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from Copper Place as the Board believed to be reasonably necessary to evaluate the terms of the Interim Advisory Agreement and New Advisory Agreement, and assisted by the advice of independent counsel, the Board, including all the Independent Trustees voting separately determined that (a) the terms of the Interim Advisory Agreement and New Advisory Agreement are reasonable; (b) the unitary investment advisory fees payable pursuant to the Interim Advisory Agreement and New Advisory Agreement are not unreasonable; and (c) the interim advisory agreement and New Advisory Agreement are in the best interests of the Fund and its shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/18/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/18/24

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/18/24